Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Summary of Loss Per Share

For the purpose of calculating loss per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Restructuring took place at the earliest period presented.

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Loss per share—basic and diluted:
Numerator:
Net loss attributable to Class A and Class B ordinary share of the Company —basic and diluted	(7,338,130)	(11,126,180)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding (a)(b)	2,378,061,531	2,921,417,207
Weighted average number of vested restricted share units	166,547,658	207,102,641
Denominator used in computing loss per share—basic and diluted (c)	2,544,609,189	3,128,519,848
Loss per Class A and Class B ordinary share—basic and diluted (US$)	(0.003)	(0.004)

Summary of Ordinary Shares Equivalents Excluded from the Computation to Eliminate Antidilutive Effect

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	As of June 30,
	2025	2026
Financial liability (d)	6,892,767	10,385,182

a.
The Company has a dual-class share structure, with each Class A ordinary share carrying 1 vote and each Class B ordinary share carrying 10 votes. All share classes enjoy equal rights to dividends; therefore, the allocation of net profits is independent of voting rights.
b.
The 340,000,000 Class A ordinary shares (8,500,000 ADSs) issued to the depositary bank as reserve shares under the ATM Program were held in escrow and unsold as of June 30, 2026. As these shares are not considered outstanding for accounting purposes, they have been excluded from the denominator used to compute both basic and diluted net loss per ordinary share for all periods presented (see Note 10).
c.
Vested but unregistered restricted share units are included in the denominator of basic loss per share calculation once there were no further vesting conditions or contingencies associated with them, as they are not considered contingently issuable shares. Accordingly, the weighted average number of shares of 166,547,658 and 207,102,641 are related to these restricted share units are included in the denominator for the computation of basic EPS for the six months ended June 30, 2025 and 2026, respectively.
d.
The warrants represent 0.2898% of the Company's equity interest as of June 30, 2025 and 2026, respectively, calculated on a fully diluted basis according to the warrant agreement.